UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2005

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
---------------------------------------------------

Name: Highlander Fund Management LLC (1)

Address:    411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Christopher G. Altschul and Robert S. Feidelson are the officers of the Reporting Manager which exercises investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing This Report on Behalf of Reporting Manager:
---------------------------------------------------------

Name:  Christopher G. Altschul

Title: President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul    Greenwich, CT            02/01/06
      (Name)                   (City, State)            (Date)

REPORT TYPE (CHECK ONLY ONE.):
----------------------------

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 36 Items

Form 13F Information Table Value Total: $ 106,489.50 (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                            SHARES OR                                      VOTING
                                 TITLE OF                       VALUE         PRN      SH/    INVESTMENT       OTHER      AUTHORITY
NAME OF ISSUER                    CLASS       CUSIP           (X $1,000)     AMOUNT    PRN    DISCRETION      MANAGERS      SOLE
                               SPONSORED
ABB LTD                           ADR        00375204      $    2,138.40    220,000      SH      SOLE           NONE      220,000
                               SPON ADR
ARACRUZ CELULOSE S A             PFD B      038496204      $    2,800.70     70,000      SH      SOLE           NONE       70,000
ATLAS AMER INC                    COM       049167109      $    4,215.40     70,000      SH      SOLE           NONE       70,000
CELANESE CORP DEL              COM SER A    150870103      $    3,059.20     40,000      SH      SOLE           NONE       40,000
CHEVRON CORP NEW                  COM       166764100      $    2,270.80     40,000      SH      SOLE           NONE       40,000
COMPTON PETE CORP                 COM       204940100      $    1,470.00    100,000      SH      SOLE           NONE      100,000
CONTINENTAL AIRLS INC             CL B      210795308      $    3,195.00    150,000      SH      SOLE           NONE      150,000
DEVON ENERGY CORP NEW             COM       25179M103      $    1,876.20     30,000      SH      SOLE           NONE       30,000
DRESSER-RAND GROUP INC            COM       261608103      $    3,143.40    130,000      SH      SOLE           NONE      130,000
EATON CORP                        COM       278058102      $    3,354.50     50,000      SH      SOLE           NONE       50,000
EXPEDITORS INTL WASH INC          COM       302130109      $    2,362.85     35,000      SH      SOLE           NONE       35,000
HUNT JB TRANS SVCS INC            COM       445658107      $    3,848.80    170,000      SH      SOLE           NONE      170,000
INTL PAPER CO                     COM       460146103      $    2,520.75     75,000      SH      SOLE           NONE       75,000
JETBLUE AWYS CORP                 COM       477143101      $    4,614.00    300,000      SH      SOLE           NONE      300,000
LENNAR CORP                       CL A      526057104      $    4,576.50     75,000      SH      SOLE           NONE       75,000
LOUISIANA PAC CORP                COM       546347105      $    2,197.60     80,000      SH      SOLE           NONE       80,000
LYONDELL CHEMICAL CO              COM       552078107      $    1,191.00     50,000      SH      SOLE           NONE       50,000
MCDONALDS CORP                    COM       580135101      $    3,372.00    100,000      SH      SOLE           NONE      100,000
NVR INC                           COM       62944T105      $    4,212.00      6,000      SH      SOLE           NONE        6,000
NEWELL RUBBERMAID INC             COM       651229106      $    1,189.00     50,000      SH      SOLE           NONE       50,000
PARKER HANNIFIN CORP              COM       701094104      $    3,957.60     60,000      SH      SOLE           NONE       60,000
PENTAIR INC                       COM       709631105      $    1,380.80     40,000      SH      SOLE           NONE       40,000
PLAINS EXPL& PRODTN CO            COM       726505100      $    1,589.20     40,000      SH      SOLE           NONE       40,000
PROCTER & GAMBLE CO               COM       742718109      $    2,604.60     45,000      SH      SOLE           NONE       45,000
REPUBLIC AWYS HLDGS INC           COM       760276105      $    4,256.00    280,000      SH      SOLE           NONE      280,000
SILGAN HOLDINGS INC               COM       827048109      $    3,973.20    110,000      SH      SOLE           NONE      110,000
SKYWEST INC                       COM       830879102      $    2,417.40     90,000      SH      SOLE           NONE       90,000
STANDARD PAC CORP NEW             COM       85375C101      $    1,840.00     50,000      SH      SOLE           NONE       50,000
STILLWATER MNG CO                 COM       86074Q102      $    1,157.00    100,000      SH      SOLE           NONE      100,000
TORO CO                           COM       891092108      $    4,377.00    100,000      SH      SOLE           NONE      100,000
TYCO INTL LTD NEW                 COM       902124106      $    5,339.10    185,000      SH      SOLE           NONE      185,000
UNITED PARCEL SERVICE INC         CL B      911312106      $    2,254.50     30,000      SH      SOLE           NONE       30,000
UNITED RENTALS INC                COM       911363109      $    3,976.30    170,000      SH      SOLE           NONE      170,000
WALTER INDS INC                   COM       93317Q105      $    3,977.60     80,000      SH      SOLE           NONE       80,000
XM SATELLITE RADIO HLDGS INC      CL A      983759101      $    1,500.40     55,000      SH      SOLE           NONE       55,000
ROYAL CARIBBEAN CRUISES LTD       COM       V7780T103      $    4,280.70     95,000      SH      SOLE           NONE       95,000
                                                           $  106,489.50  3,371,000                                     3,371,000